Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Payment Activity

	Year ended March 31,
	2017		2018		2019
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	532,000	$2.1	532,000	$2.1	506,000	$2.1
Cancelled during the year	-	-	(26,000)	$2.1	(6,000)	$2.09
Outstanding and exercisable at the end of the year	532,000	$2.1	506,000	$2.1	500,000	$2.1
Range of exercise price per share	$2.09 to $2.14		$2.09 to $2.14		$2.09 to $2.14